Derivatives and Fair Value Measurements - Amount of Gain or (Loss) Recognized in Income on Derivative (Detail) (Swaps Contracts [Member], Net cost of gas sold [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Swaps Contracts [Member] | Net cost of gas sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) recognized in income on derivative	$ (4,854)	$ (18,201)	$ (27,690)
Amount of gain or (loss) recognized in income on derivative	4,854	18,201	27,690
Amount of gain or (loss) recognized in income on derivative, total